UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins
Treasurer & Chief Financial Officer
Market Vectors ETF Trust
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000
Date of fiscal year end: December 31,
Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS
September 30, 2012 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 101.7%
Argentina: 0.1%
760,431	Cresud S.A.C.I.F. y A (ADR)	$6,212,721

Australia: 1.0%
3,280,114	GrainCorp. Ltd. #	30,585,050
3,974,415	Nufarm Ltd. #	25,051,237

		55,636,287

Brazil: 4.8%
13,227,826	Brasil Foods S.A. (ADR) †	228,841,390
2,643,452	Cosan Ltd. (Class A) (USD)	41,925,149

		270,766,539

Canada: 14.2%
2,396,024	Agrium, Inc. (USD) *	247,892,643
2,123,250	Maple Leaf Foods, Inc.	23,909,355
9,906,227	Potash Corp. of Saskatchewan, Inc. (USD)	430,128,376
6,287,249	Viterra, Inc.	102,939,765

		804,870,139

Chile: 2.0%
1,825,071	Sociedad Quimica y Minera de Chile S.A. (ADR)	112,497,376

China / Hong Kong: 1.3%
64,396,000	Chaoda Modern Agriculture Holdings Ltd. * † #	2,576,172
61,227,100	China Agri-Industries Holdings Ltd. † #	34,423,738
26,850,000	China BlueChemical Ltd. #	15,835,230
106,500,000	Sinofert Holdings Ltd. † #	20,739,509

		73,574,649

Indonesia: 1.4%
23,875,376	Astra Agro Lestari Tbk PT #	54,577,786
103,443,510	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	26,337,550

		80,915,336

Ireland: 0.7%
4,467,013	Glanbia Plc	39,658,739

Japan: 3.6%
19,496,000	Kubota Corp. † #	197,366,740
1,319,000	Kumiai Chemical Industry Co. Ltd. † #	6,712,345

		204,079,085

Luxembourg: 0.3%
1,838,447	Adecoagro S.A. (USD) *	18,494,777

Malaysia: 4.9%
98,994,555	IOI Corp. Bhd #	160,949,924
16,184,770	Kuala Lumpur Kepong Bhd #	116,673,579

		277,623,503

Netherlands: 3.2%
3,634,411	CNH Global N.V. (USD) *	140,906,114
532,445	Nutreco Holding N.V. #	39,491,258

		180,397,372

Norway: 3.9%
4,361,241	Yara International ASA #	219,150,616

Russia: 6.0%
8,220,720	Uralkali OJSC (GDR) † #	341,178,697

Singapore: 8.6%
24,017,000	First Resources Ltd. † #	41,224,661
194,633,745	Golden Agri-Resources Ltd. † #	104,089,943
21,783,520	Indofood Agri Resources Ltd. † #	24,114,181
36,238,590	Olam International Ltd. † #	60,139,043
97,073,751	Wilmar International Ltd. † #	256,418,252

		485,986,080

Switzerland: 7.2%
1,094,798	Syngenta A.G. #	409,849,717

Ukraine: 0.4%
1,208,104	Kernel Holding SA * #	24,524,335

United Kingdom: 1.4%
7,066,674	Tate & Lyle Plc #	76,008,591

United States: 36.7%
1,474,007	AGCO Corp. *	69,985,852
423,346	American Vanguard Corp. #	14,732,441
282,000	Andersons, Inc.	10,620,120
9,229,175	Archer-Daniels-Midland Co.	250,848,976
2,214,395	Bunge Ltd.	148,475,185
995,156	CF Industries Holdings, Inc.	221,163,469
696,880	Chiquita Brands International, Inc. *	5,324,163
1,783,255	Darling International, Inc. *	32,615,734
4,543,199	Deere & Co.	374,768,486
1,155,057	Ingredion Inc.	63,712,944
1,140,571	Intrepid Potash, Inc. *	24,499,465
192,776	Lindsay Corp. †	13,874,089
4,998,879	Monsanto Co.	454,997,967
4,471,256	Mosaic Co.	257,589,058
3,925,660	Pilgrim’s Pride Corp. * †	20,060,123
2,266,297	Smithfield Foods, Inc. *	44,532,736
4,425,943	Tyson Foods, Inc.	70,903,607

		2,078,704,415

Total Common Stocks (Cost: $5,697,178,228)		5,760,128,974

MONEY MARKET FUND: 1.6% (Cost: $91,085,319)
91,085,319	Dreyfus Government Cash Management Fund	91,085,319

Total Investments Before Collateral for Securities Loaned: 103.3% (Cost: $5,788,263,547)		5,851,214,293

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 3.4% (Cost: $192,638,278)
192,638,278	Bank of New York Overnight Government Fund	192,638,278

Total Investments: 106.7% (Cost: $5,980,901,825)		6,043,852,571
Liabilities in excess of other assets: (6.7)%		(381,591,131)

NET ASSETS: 100.0%		$5,662,261,440

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $181,745,349.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,302,750,595 which represents 40.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Agricultural Chemicals	45.2%	$2,643,024,747
Agricultural Operations	22.4	1,311,146,950
Alternative Waste Technology	0.6	32,615,734
Chemicals	0.2	14,732,441
Chemicals - Diversified	2.3	137,548,613
Chemicals - Specialty	0.1	6,712,345
Food - Dairy Products	0.7	39,658,739
Food - Meat Products	6.3	368,187,088
Food - Miscellaneous / Diversified	1.9	108,528,365
Food - Wholesale / Distribution	1.0	60,139,043
Machinery - Farm	13.6	796,901,281
Poultry	0.3	20,060,123
Sugar	2.0	117,933,740
Transport - Services	1.8	102,939,765
Money Market Fund	1.6	91,085,319

	100.0%	$5,851,214,293

The summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Argentina	$6,212,721	$—	$—	$6,212,721
Australia	—	55,636,287	—	55,636,287
Brazil	270,766,539	—	—	270,766,539
Canada	804,870,139	—	—	804,870,139
Chile	112,497,376	—	—	112,497,376
China / Hong Kong	—	73,574,649	—	73,574,649
Indonesia	—	80,915,336	—	80,915,336
Ireland	39,658,739	—	—	39,658,739
Japan	—	204,079,085	—	204,079,085
Luxembourg	18,494,777	—	—	18,494,777
Malaysia	—	277,623,503	—	277,623,503
Netherlands	140,906,114	39,491,258	—	180,397,372
Norway	—	219,150,616	—	219,150,616
Russia	—	341,178,697	—	341,178,697
Singapore	—	485,986,080	—	485,986,080
Switzerland	—	409,849,717	—	409,849,717
Ukraine	—	24,524,335	—	24,524,335
United Kingdom	—	76,008,591	—	76,008,591
United States	2,063,971,974	14,732,441	—	2,078,704,415
Money Market Funds	283,723,597	—	—	283,723,597

Total	$3,741,101,976	$2,302,750,595	$—	$6,043,852,571

During the period January 1, 2012 through September 30, 2012, transfers of securities from Level 2 to Level 1 were $39,658,739. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

COAL ETF

SCHEDULE OF INVESTMENTS
September 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Australia: 10.1%
721,850	New Hope Corp. Ltd. † #	$3,368,277
3,344,634	QR National Ltd. #	11,804,623
1,572,737	Whitehaven Coal Ltd. † #	4,647,890

		19,820,790

Canada: 10.3%
903,426	Sherritt International Corp. #	4,572,449
1,178,697	Turquoise Hill Resources Ltd. (USD) * #	9,995,351
198,240	Westshore Terminals Investment Corp. #	5,639,248

		20,207,048

China / Hong Kong: 19.7%
11,276,095	China Coal Energy Co. Ltd. † #	10,228,826
4,171,408	China Shenhua Energy Co. Ltd. #	16,120,406
9,546,067	Fushan International Energy Group Ltd. #	2,569,939
2,885,307	Hidili Industry International Development Ltd. † #	687,059
607,990	Yanzhou Coal Mining Co. Ltd. (ADR) † #	9,089,450

		38,695,680

Indonesia: 10.2%
39,720,715	Adaro Energy Tbk PT #	6,197,180
14,830,500	Borneo Lumbung Energi & Metal Tbk PT * #	832,106
45,789,000	Bumi Resources Tbk PT #	3,468,605
1,227,552	Indo Tambangraya Megah PT #	5,385,597
2,503,500	Tambang Batubara Bukit Asam Tbk PT #	4,222,728

		20,106,216

Netherlands: 0.6%
295,778	New World Resources PLC (GBP) #	1,266,756

Poland: 2.8%
123,932	Jastrzebska Spolka Weglowa S.A. #	3,539,534
54,910	Lubelski Wegiel Bogdanka S.A. #	2,068,915

		5,608,449

Russia: 0.7%
484,803	Raspadskaya OAO (USD) * #	1,314,464

South Africa: 3.0%
298,271	Exxaro Resources Ltd. † #	5,820,742

Thailand: 4.2%
642,600	Banpu PCL #	8,164,080

United States: 38.3%
91,065	Alliance Holdings GP LP #	4,366,567
64,108	Alliance Resource Partners LP † #	3,843,275
677,253	Alpha Natural Resources, Inc. *	4,449,552
658,995	Arch Coal, Inc. †	4,171,438
187,611	Cloud Peak Energy, Inc. *	3,395,759
512,149	Consol Energy, Inc.	15,390,077
36,815	FreightCar America, Inc.	654,939
229,751	Joy Global, Inc.	12,879,841
161,291	Natural Resource Partners LP † #	3,343,562
583,222	Peabody Energy Corp.	13,000,018
217,549	SunCoke Energy Inc. * #	3,506,890
192,136	Walter Energy, Inc.	6,236,735

		75,238,653

Total Common Stocks (Cost: $277,934,698)		196,242,878

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 10.8% (Cost: $21,224,144)
21,224,144	Bank of New York Overnight Government Fund	21,224,144

Total Investments: 110.7% (Cost: $299,158,842)		217,467,022
Liabilities in excess of other assets: (10.7)%		(21,101,832)

NET ASSETS: 100.0%		$196,365,190

ADR	American Depositary Receipt
GBP	British Pound
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $20,120,042.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $136,064,519 which represents 69.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Coal	76.4%	$149,864,321
Diversified Minerals	0.4	832,106
Diversified Operations	2.3	4,572,449
Machinery - Construction & Mining	6.6	12,879,841
Metal - Diversified	5.1	9,995,351
Miscellaneous Manufacturing	0.3	654,939
Storage/Warehousing	2.9	5,639,248
Transport-Rail	6.0	11,804,623

	100.0%	$196,242,878

The summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Australia	$—	$19,820,790	$—	$19,820,790
Canada	—	20,207,048	—	20,207,048
China / Hong Kong	—	38,695,680	—	38,695,680
Indonesia	—	20,106,216	—	20,106,216
Netherlands	—	1,266,756	—	1,266,756
Poland	—	5,608,449	—	5,608,449
Russia	—	1,314,464	—	1,314,464
South Africa	—	5,820,742	—	5,820,742
Thailand	—	8,164,080	—	8,164,080
United States	60,178,359	15,060,294	—	75,238,653
Money Market Fund	21,224,144	—	—	21,224,144

Total	$81,402,503	$136,064,519	$—	$217,467,022

See Notes to Schedules of Investments

GLOBAL ALTERNATIVE ENERGY ETF

SCHEDULE OF INVESTMENTS
September 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Austria: 1.8%
39,381	Verbund - Oesterreichische Elektrizis A.G. #	$816,706

Brazil: 6.7%
187,946	Cosan Ltd. (Class A) (USD)	2,980,824

Canada: 3.3%
53,605	Westport Innovations, Inc. * †	1,494,915

China / Hong Kong: 7.1%
3,000,000	China Longyuan Power Group Corp. Ltd. #	1,966,202
413,784	Dongfang Electric Corp. Machinery Co. Ltd. #	561,176
99,080	Trina Solar Ltd. (ADR) * †	453,786
128,046	Yingli Green Energy Holding Co. Ltd. (ADR) * †	217,678

		3,198,842

Denmark: 3.9%
248,022	Vestas Wind Systems A/S * † #	1,761,586

Germany: 1.0%
12,316	SMA Solar Technology A.G. #	431,844

Italy: 6.6%
1,741,053	Enel Green Power SpA #	2,952,315

Japan: 5.9%
120,104	Kurita Water Industries Ltd. #	2,663,577

Norway: 1.0%
1,392,888	Renewable Energy Corp. A.S. * † #	428,833

Spain: 3.5%
238,599	EDP Renovaveis S.A. * #	1,070,918
236,822	Gamesa Corp. Tecnologica S.A. † #	498,939

		1,569,857

Taiwan: 0.8%
345,080	Gintech Energy Corp. * #	352,556

United States: 58.4%
68,416	Clean Energy Fuels Corp. * †	901,039
61,452	Cooper Industries Plc	4,612,587
131,058	Covanta Holding Corp.	2,248,955
127,442	Cree, Inc. * †	3,253,594
55,568	EnerSys, Inc. *	1,960,995
73,104	First Solar, Inc. * †	1,618,888
143,548	GT Advanced Technologies, Inc. * †	782,337
83,462	International Rectifier Corp. *	1,392,981
45,172	Itron, Inc. *	1,949,172
279,323	MEMC Electronic Materials, Inc. *	768,138
56,448	Polypore International, Inc. * †	1,995,437
34,240	Power Integrations, Inc.	1,041,923
47,805	Sunpower Corp. * †	215,600
67,196	Tesla Motors, Inc. * †	1,967,499
47,088	Veeco Instruments, Inc. * †	1,413,582

		26,122,727

Total Common Stocks (Cost: $87,907,060)		44,774,582

MONEY MARKET FUND: 0.0% (Cost: $962)
962	Dreyfus Government Cash Management Fund	962

Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $87,908,022)		44,775,544

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 29.3% (Cost: $13,095,112)
13,095,112	Bank of New York Overnight Government Fund	13,095,112

Total Investments: 129.3% (Cost: $101,003,134)		57,870,656
Liabilities in excess of other assets: (29.3)%		(13,117,112)

NET ASSETS: 100.0%		$44,753,544

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $12,515,590.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $13,504,652 which represents 30.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Auto - Cars / Light Trucks	4.4%	$1,967,499
Automobile / Truck Parts & Equipment	3.3	1,494,915
Batteries / Battery System	8.8	3,956,432
Electric - Integrated	1.8	816,706
Electronic Component - Semiconductors	28.7	12,857,358
Electronic Measure Instruments	4.4	1,949,172
Energy - Alternate Sources	17.2	7,696,816
Non - Hazardous Waste Disposal	5.0	2,248,955
Power Conversion / Supply Equipment	8.2	3,686,823
Semiconductor Component - Integrated Circuits	2.3	1,041,923
Semiconductor Equipment	3.2	1,413,582
Sugar	6.7	2,980,824
Water Treatment Systems	6.0	2,663,577
Money Market Fund	0.0	962

	100.0%	$44,775,544

The summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Austria	$—	$816,706	$—	$816,706
Brazil	2,980,824	—	—	2,980,824
Canada	1,494,915	—	—	1,494,915
China / Hong Kong	671,464	2,527,378	—	3,198,842
Denmark	—	1,761,586	—	1,761,586
Germany	—	431,844	—	431,844
Italy	—	2,952,315	—	2,952,315
Japan	—	2,663,577	—	2,663,577
Norway	—	428,833	—	428,833
Spain	—	1,569,857	—	1,569,857
Taiwan	—	352,556	—	352,556
United States	26,122,727	—	—	26,122,727
Money Market Funds	13,096,074	—	—	13,096,074

Total	$44,366,004	$13,504,652	$—	$57,870,656

GOLD MINERS ETF

SCHEDULE OF INVESTMENTS
September 30, 2012 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 100.0%
Canada: 62.5%
8,918,658	Agnico-Eagle Mines Ltd. (USD) ‡	$462,699,977
15,828,940	AuRico Gold, Inc. (USD) ‡ *	110,486,001
9,233,035	Aurizon Mines Ltd. (USD) ‡ *	48,565,764
33,463,884	Barrick Gold Corp. (USD)	1,397,451,796
29,427,084	Eldorado Gold Corp. (USD)	448,468,760
6,478,020	First Majestic Silver Corp. (USD) ‡ * †	150,095,723
27,288,507	Goldcorp, Inc. (USD) †	1,251,178,046
21,124,071	IAMGOLD Corp. (USD) ‡	333,971,563
45,289,938	Kinross Gold Corp. (USD)	462,410,267
11,201,378	Nevsun Resources Ltd. (USD)	52,646,477
25,946,411	New Gold, Inc. (USD) ‡ *	317,065,142
8,541,623	Pan American Silver Corp. (USD) ‡ †	183,217,813
2,440,229	Seabridge Gold, Inc. (USD) ‡ * †	47,340,443
4,534,641	Silver Standard Resources, Inc. (USD) ‡ *	72,690,295
13,095,135	Silver Wheaton Corp. (USD)	520,007,811
5,641,752	Tanzanian Royalty Exploration Corp. (USD) ‡ * †	28,829,353
26,912,909	Yamana Gold, Inc. (USD) †	514,305,691

		6,401,430,922

Peru: 4.5%
11,723,805	Cia de Minas Buenaventura S.A. (ADR)	456,759,443

South Africa: 11.3%
14,211,337	AngloGold Ashanti Ltd. (ADR)	498,107,362
34,686,600	Gold Fields Ltd. (ADR)	445,722,810
25,409,028	Great Basin Gold Ltd. (USD) * #	2,082,952
24,432,844	Harmony Gold Mining Co. Ltd. (ADR) ‡	205,480,218

		1,151,393,342

United Kingdom: 4.6%
3,864,519	Randgold Resources Ltd. (ADR)	475,335,837

United States: 17.1%
5,048,465	Allied Nevada Gold Corp. ‡ *	197,193,043
5,047,962	Coeur d’Alene Mines Corp. ‡ *	145,532,744
14,537,469	Golden Star Resources Ltd. ‡ *	28,638,814
16,032,693	Hecla Mining Co. ‡ †	105,014,139
16,593,723	Newmont Mining Corp.	929,414,425
3,306,898	Royal Gold, Inc. ‡	330,226,834
4,335,877	Vista Gold Corp. ‡ * †	15,739,234

		1,751,759,233

Total Common Stocks
(Cost: $11,201,022,130)		10,236,678,777

MONEY MARKET FUNDS: 0.1%
6,000	Blackrock Federal Fund	6,000
6,221,970	Dreyfus Government Cash Management Fund	6,221,970

Total Money Market Funds
(Cost: $6,227,970)		6,227,970

Total Investments Before Collateral for Securities Loaned: 100.1%
(Cost: $11,207,250,100)		10,242,906,747

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 6.3%
(Cost: $647,403,621)
647,403,621	Bank of New York Overnight Government Fund	647,403,621

Total Investments: 106.4%
(Cost: $11,854,653,721)		10,890,310,368
Liabilities in excess of other assets: (6.4)%		(652,012,882)

NET ASSETS: 100.0%		$10,238,297,486

ADR	American Depositary Receipt
USD	United States Dollar

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $628,566,903.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,082,952 which represents 0.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Gold Mining	88.4%	$9,060,120,252
Precious Metals	1.4	145,532,744
Silver Mining	10.1	1,031,025,781
Money Market Funds	0.1	6,227,970

	100.0%	$10,242,906,747

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2012 is set forth below:

Affiliates	Value 12/31/11	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value 09/30/12

Agnico-Eagle Mines Ltd.	$280,047,103	$267,223,580	$(198,679,623)	$(8,619,375)	$3,747,447	$462,699,977
Allied Nevada Gold Corp.	122,141,344	122,065,345	(84,105,027)	2,616,948	—	197,193,043
AuRico Gold, Inc.	101,872,502	92,417,930	(69,797,217)	560,933	—	110,486,001
Aurizon Mines Ltd.	36,307,148	33,731,174	(23,643,673)	(1,144,188)	—	48,565,764
Coeur d’Alene Mines Corp.	97,772,214	87,031,806	(61,849,010)	4,101,243	—	145,532,744
First Majestic Silver Corp.	79,829,801	94,232,922	(55,074,275)	3,612,948	—	150,095,723
Golden Star Resources Ltd.	19,277,648	17,201,637	(12,345,669)	(1,070,580)	—	28,638,814
Harmony Gold Mining Co. Ltd.	226,306,091	179,076,058	(137,850,325)	(2,588,195)	2,077,240	205,480,218
Hecla Mining Co.	66,065,099	62,193,114	(40,162,646)	(2,051,691)	441,667	105,014,139
IAMGOLD Corp.	269,116,437	213,675,998	(152,842,737)	(11,641,563)	3,648,683	333,971,563
New Gold, Inc.	205,139,602	203,945,229	(136,706,980)	10,475,746	—	317,065,142
Pan American Silver Corp.	104,233,698	155,990,628	(77,398,258)	(3,981,333)	635,046	183,217,813
Royal Gold, Inc.	166,823,101	191,629,862	(114,675,724)	25,642,575	1,106,351	330,226,834
Seabridge Gold, Inc.	31,603,035	32,180,459	(23,913,884)	(1,995,795)	—	47,340,443
Silver Standard Resources, Inc.	50,332,495	48,217,886	(34,628,359)	(3,108,287)	—	72,690,295
Tanzanian Royalty Exploration Corp.	10,841,136	18,919,754	(12,685,392)	(84,438)	—	28,829,353
Vista Gold Corp.	9,877,387	10,730,168	(6,843,590)	323,460	—	15,739,234

	$1,877,585,841	$1,830,463,550	$(1,243,202,389)	$11,048,407	$11,656,434	$2,782,787,100

The summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Canada	$6,401,430,922	$—	$—	$6,401,430,922
Peru	456,759,443	—	—	456,759,443
South Africa	1,149,310,390	2,082,952	—	1,151,393,342
United Kingdom	475,335,837	—	—	475,335,837
United States	1,751,759,233	—	—	1,751,759,233
Money Market Funds	653,631,591	—	—	653,631,591

Total	$10,888,227,416	$2,082,952	$—	$10,890,310,368

See Notes to Schedules of Investments

JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS
September 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Australia: 27.4%
53,057,657	Beadell Resources Ltd. ‡ * † #	$53,990,936
24,729,498	CGA Mining Ltd. (CAD) ‡ * †	70,372,066
36,601,919	Evolution Mining Ltd. ‡ * † #	73,445,039
343,843,379	Focus Minerals Ltd. ‡ * #	13,175,113
27,160,325	Gryphon Minerals Ltd. ‡ * † #	25,985,459
53,617,370	Indophil Resources NL * #	17,250,677
69,156,644	Integra Mining Ltd. ‡ * † #	40,487,910
40,975,424	Intrepid Mines Ltd. ‡ * † #	19,665,396
11,562,303	Kingsgate Consolidated Ltd. ‡ † #	72,213,068
13,980,506	Medusa Mining Ltd. ‡ † #	87,394,144
27,665,995	Northern Star Resources Ltd. ‡ † #	34,133,087
20,090,810	OceanaGold Corp. (CAD) ‡ *	66,564,399
35,715,337	Perseus Mining Ltd. (CAD) ‡ * †	105,263,964
24,377,878	Ramelius Resources Ltd. ‡ * #	9,944,769
6,145,751	Red 5 Ltd. * † #	9,078,629
32,016,452	Resolute Mining Ltd. ‡ * #	64,273,819
42,601,407	Saracen Mineral Holdings Ltd. ‡ * #	21,825,739
38,840,511	St. Barbara Ltd. ‡ * † #	86,676,737

		871,740,951

Canada: 59.6%
3,843,073	Alexco Resource Corp. (USD) ‡ * †	16,678,937
5,939,335	Atac Resources Ltd. ‡ *	15,271,627
35,424,158	AURCANA Corp. ‡ *	42,842,368
12,298,449	Aurizon Mines Ltd. ‡ * †	64,495,144
18,353,852	Avion Gold Corp. *	14,922,589
28,435,506	B2Gold Corp. ‡ * †	113,863,401
15,808,863	Banro Corp. ‡ * †	73,424,975
5,283,452	Bear Creek Mining Corp. ‡ * †	19,921,344
15,219,835	Brigus Gold Corp. (USD) ‡ *	15,067,637
8,111,215	Colossus Minerals, Inc. ‡ *	46,246,167
6,673,321	Continental Gold Ltd. ‡ * †	59,750,961
14,988,473	Crocodile Gold Corp. *	5,940,855
7,680,541	Dundee Precious Metals, Inc. ‡ * †	71,813,585
6,866,796	Endeavour Silver Corp. (USD) ‡ *	68,530,624
6,538,492	Exeter Resource Corp. (USD) ‡ *	10,853,897
9,869,093	Fortuna Silver Mines, Inc. ‡ *	52,256,694
24,318,417	Gran Colombia Gold Corp. ‡ *	9,021,009
10,730,376	Great Panther Silver Ltd. (USD) ‡ * †	24,679,865
5,447,324	Guyana Goldfields, Inc. ‡ * †	18,380,117
5,794,515	International Tower Hill Mines Ltd. (USD) ‡ * †	16,514,368
19,236,416	Jinshan Gold Mines, Inc. * †	83,674,842
5,832,292	Keegan Resources, Inc. ‡ *	21,635,109
4,577,688	Kirkland Lake Gold, Inc. ‡ *	55,456,112
31,088,209	Lake Shore Gold Corp. ‡ * †	31,279,361
3,686,692	MAG Silver Corp. ‡ * †	45,111,816
12,307,189	McEwen Mining, Inc. (USD) ‡ * †	56,489,997
15,713,945	Nevsun Resources Ltd. ‡	73,622,935
5,859,972	Orezone Gold Corp. ‡ *	13,102,229
10,000,893	Orko Silver Corp. ‡ *	17,685,405
10,697,811	Premier Gold Mines Ltd. ‡ *	69,256,625
4,154,699	Primero Mining Corp. * †	21,703,494
6,935,905	Rainy River Resources Ltd. ‡ *	40,743,463
2,485,911	Richmont Mines, Inc. (USD) ‡ *	11,832,936
12,292,968	Rio Alto Mining Ltd. ‡ *	65,216,010
46,033,437	Romarco Minerals, Inc. ‡ *	50,059,228
21,281,798	Rubicon Minerals Corp. ‡ * †	79,810,798
10,201,977	Sabina Gold & Silver Corp. ‡ *	34,008,318
24,849,691	San Gold Corp. ‡ *	27,022,887
6,057,430	Sandstorm Gold Ltd. ‡ * †	77,753,281
12,917,746	Scorpio Mining Corp. ‡ *	14,835,157
13,178,002	Silvercorp Metals, Inc. (USD) ‡ †	85,393,453
18,576,139	Sulliden Gold Corp Ltd. ‡ * †	22,466,188
7,354,947	Tanzanian Royalty Exploration Corp. (USD) ‡ * †	37,583,779
9,216,615	Timmins Gold Corp. ‡ * †	25,946,464
32,879,212	Torex Gold Resources, Inc. ‡ * †	70,840,926

		1,893,006,977

Cayman Islands: 1.4%
19,309,143	Endeavour Mining Corp. (CAD) ‡ * †	43,565,524

China / Hong Kong: 1.6%
177,434,000	China Precious Metal Resources Holdings Co. Ltd. ‡ * † #	34,283,752
23,666,000	Lingbao Gold Co. Ltd. (Class H) ‡ #	10,525,112
19,288,900	Real Gold Mining Ltd. † #	5,217,965

		50,026,829

Singapore: 1.7%
11,686,000	CNMC Goldmine Holdings Ltd. * #	3,511,106
52,838,000	LionGold Corp. Ltd. ‡ * † #	50,160,091

		53,671,197

South Africa: 0.3%
981,394	DRDGOLD Ltd. (ADR) †	6,231,852
42,837,924	Great Basin Gold Ltd. (CAD) ‡ * #	3,569,001

		9,800,853

United Kingdom: 2.2%
11,091,208	Avocet Mining Plc ‡ #	14,819,853
10,611,162	Highland Gold Mining Ltd. #	19,793,119
7,295,713	Lydian International Ltd. (CAD) ‡ *	16,683,118
38,467,974	Patagonia Gold Plc * †	18,635,417

		69,931,507

United States: 5.8%
6,997,036	Argonaut Gold, Inc. (CAD) ‡ *	72,462,825
1,676,880	Golden Minerals Co. * †	8,753,314
20,394,014	Golden Star Resources Ltd. ‡ * †	40,176,208
6,582,899	Jaguar Mining, Inc. ‡ * †	7,899,479
7,326,681	Midway Gold Corp. ‡ * †	12,015,757
9,275,866	Paramount Gold and Silver Corp. ‡ * †	24,673,804
5,222,468	Vista Gold Corp. ‡ * †	18,957,559

		184,938,946

Total Common Stocks (Cost: $3,488,817,059)		3,176,682,784

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 10.0% (Cost: $319,790,878)
319,790,878	Bank of New York Overnight Government Fund	319,790,878

Total Investments: 110.0% (Cost: $3,808,607,937)		3,496,473,662
Liabilities in excess of other assets: (10.0)%		(318,690,746)

NET ASSETS: 100.0%		$3,177,782,916

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $298,155,105.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $771,420,521 which represents 24.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Diversified Minerals	6.5%	$207,761,952
Gold Mining	75.8	2,407,357,160
Metal - Diversified	0.5	14,922,589
Precious Metals	6.6	209,473,411
Silver Mining	10.6	337,167,672

	100.0%	$3,176,682,784

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2012 is set forth below:

Affiliates	Value 12/31/11	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value 09/30/12

Alexco Resource Corp.	$19,444,988	$12,543,414	$(6,286,345)	$(625,448)	$—	$16,678,937
Argonaut Gold, Inc.	30,361,040	30,705,530	(8,859,696)	1,469,151	—	72,462,825
Atac Resources Ltd.	9,653,037	8,661,249	(2,069,853)	(1,595,440)	—	15,271,627
AURCANA Corp.	—	61,056,403	(557,242)	(17,026)	—	42,842,368
Aurizon Mines Ltd.	38,479,730	33,214,859	(6,850,635)	(1,458,616)	—	64,495,144
Avocet Mining Plc	18,997,096	13,603,995	(3,370,055)	(18,076)	543,366	14,819,853
B2Gold Corp.	39,725,496	66,300,213	(10,200,378)	1,903,050	—	113,863,401
Banro Corp.	34,782,901	38,570,324	(9,281,914)	357,079	—	73,424,975
Beadell Resources Ltd.	17,454,423	23,091,594	(2,742,251)	214,128	—	53,990,936
Bear Creek Mining Corp.	13,435,650	10,024,957	(2,546,140)	(1,117,119)	—	19,921,344
Brigus Gold Corp.	8,795,166	8,063,745	(979,883)	(107,598)	—	15,067,637
CGA Mining Ltd.	28,839,515	29,081,880	(5,110,756)	(957,802)	—	70,372,066
China Precious Metal Resources Holdings Co. Ltd.	20,204,239	6,893,077	(1,182,853)	(236,331)	—	34,283,752
Colossus Minerals, Inc.	30,635,651	20,827,065	(5,225,006)	(1,635,392)	—	46,246,167
Continental Gold Ltd.	28,468,124	29,590,394	(4,081,890)	52,695	—	59,750,961
Dundee Precious Metals, Inc.	39,807,751	31,911,173	(8,479,430)	1,329,289	—	71,813,585
Endeavour Mining Corp.	13,854,799	37,649,296	(4,255,802)	(146,816)	—	43,565,524
Endeavour Silver Corp.	42,490,814	34,458,897	(9,350,289)	832,270	—	68,530,624
Evolution Mining Ltd.	—	—	—	—	—	73,445,039
Exeter Resource Corp.	10,835,812	18,370,956	(3,578,296)	(1,036,414)	—	10,853,897
Focus Minerals Ltd.	11,447,093	8,188,106	(1,963,995)	(791,076)	—	13,175,113
Fortuna Silver Mines, Inc.	34,359,041	23,779,411	(6,942,528)	(525,542)	—	52,256,694
Golden Star Resources Ltd.	21,385,762	16,085,850	(3,448,408)	(3,814,057)	—	40,176,208
Gran Colombia Gold Corp.	9,518,621	6,364,467	(1,107,083)	(3,883,776)	—	9,021,009
Great Basin Gold Ltd.	21,555,742	21,126,295	(2,630,916)	(2,459,277)	—	3,569,001
Great Panther Silver Ltd.	13,133,345	65,157,728	(55,832,519)	(279,815)	—	24,679,865
Gryphon Minerals Ltd.	20,210,622	13,023,225	(2,960,679)	(1,096,098)	—	25,985,459
Guyana Goldfields, Inc.	29,326,794	11,022,525	(4,790,210)	(11,102,116)	—	18,380,117
Integra Mining Ltd.	22,217,162	16,631,625	(4,144,084)	(799,491)	—	40,487,910
International Tower Hill Mines Ltd.	16,392,745	40,878,536	(32,263,375)	(2,627,376)	—	16,514,368
Intrepid Mines Ltd.	28,215,342	15,912,282	(4,223,666)	(1,513,000)	—	19,665,396
Jaguar Mining, Inc.	25,061,061	11,020,347	(3,042,484)	(1,628,955)	—	7,899,479
Keegan Resources, Inc.	14,420,544	10,963,679	(2,732,625)	(1,935,917)	—	21,635,109
Kingsgate Consolidated Ltd.	39,754,902	39,671,235	(9,004,097)	(1,833,306)	763,698	72,213,068
Kirkland Lake Gold, Inc.	44,390,716	32,221,254	(8,353,333)	146,080	—	55,456,112
Lake Shore Gold Corp.	23,922,285	16,653,684	(3,157,678)	(1,030,516)	—	31,279,361
Lingbao Gold Co. Ltd. (Class H)	5,520,207	6,300,198	(1,815,900)	(545,230)	—	10,525,112
LionGold Corp. Ltd.	—	47,581,287	(1,065,020)	129,700	—	50,160,091
Lydian International Ltd.	—	21,326,194	(434,633)	(26,030)	—	16,683,118
MAG Silver Corp.	14,797,568	16,751,851	(4,204,758)	69,486	—	45,111,816
McEwen Mining, Inc.	—	169,356,762	(66,166,673)	(10,121,987)	—	56,489,997
Medusa Mining Ltd.	38,197,266	41,654,140	(6,477,819)	723,479	—	87,394,144
Midway Gold Corp.	8,185,382	1,754,568	(185,864)	(76,291)	—	12,015,757
Nevsun Resources Ltd.	56,217,077	33,279,074	(7,428,747)	(2,564,291)	499,714	73,622,935
Northern Star Resources Ltd.	—	42,889,176	(374,213)	(12,612)	—	34,133,087
OceanaGold Corp.	26,113,532	26,937,442	(5,391,646)	(1,721,861)	—	66,564,399
Orezone Gold Corp.	9,613,273	5,918,172	(1,412,195)	(545,788)	—	13,102,229
Orko Silver Corp.	10,334,956	8,493,747	(2,333,848)	(1,001,750)	—	17,685,405
Paramount Gold and Silver Corp.	12,424,587	11,417,441	(2,002,076)	(139,178)	—	24,673,804
Perseus Mining Ltd.	55,055,665	227,296,882	(187,356,961)	1,557,955	—	105,263,964
Premier Gold Mines Ltd.	26,026,211	26,674,921	(5,770,057)	(752,337)	—	69,256,625
Rainy River Resources Ltd.	26,476,382	20,495,837	(2,965,452)	(311,000)	—	40,743,463
Ramelius Resources Ltd.	16,392,292	9,191,997	(2,354,401)	(1,189,957)	—	9,944,769
Resolute Mining Ltd.	26,463,270	11,521,176	(2,587,370)	(721,264)	—	64,273,819
Richmont Mines, Inc.	15,244,865	10,728,087	(1,871,505)	(572,407)	—	11,832,936
Rio Alto Mining Ltd.	24,455,444	27,434,380	(7,131,314)	1,261,625	—	65,216,010
Romarco Minerals, Inc.	31,347,157	21,423,482	(3,959,999)	(4,952,434)	—	50,059,228
Rubicon Minerals Corp.	41,115,332	40,754,807	(5,269,096)	(499,933)	—	79,810,798
Sabina Gold & Silver Corp.	26,002,327	5,845,554	(3,284,630)	(2,451,283)	—	34,008,318
San Gold Corp.	28,482,642	19,000,626	(2,130,816)	(1,244,829)	—	27,022,887
Sandstorm Gold Ltd.	—	116,050,315	(67,387,183)	7,989	—	77,753,281
Saracen Mineral Holdings Ltd.	19,331,093	14,241,156	(2,677,254)	(496,909)	—	21,825,739
Scorpio Mining Corp.	15,712,239	7,898,400	(2,127,519)	(720,650)	—	14,835,157
Silvercorp Metals, Inc.	54,355,599	126,167,198	(105,410,515)	(2,762,159)	433,665	85,393,453
St. Barbara Ltd.	31,509,697	31,400,253	(5,726,637)	722,988	—	86,676,737
Sulliden Gold Corp Ltd.	13,509,999	11,997,909	(2,879,850)	(882,971)	—	22,466,188
Tanzanian Royalty Exploration Corp.	—	37,846,669	(2,197,912)	(290,757)	—	37,583,779
Timmins Gold Corp.	11,126,609	10,204,948	(2,527,041)	(192,613)	—	25,946,464
Torex Gold Resources, Inc.	30,097,777	38,736,689	(8,152,824)	138,275	—	70,840,926
Vista Gold Corp.	11,069,392	9,364,899	(2,282,687)	(424,885)	—	18,957,559

	$1,506,755,849	$2,121,255,504	$(766,950,807)	$(68,578,565)	$2,240,443	$2,961,968,925

The summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Australia	$242,200,429	$629,540,522	$—	$871,740,951
Canada	1,893,006,977	—	—	1,893,006,977
Cayman Islands	43,565,524	—	—	43,565,524
China / Hong Kong	—	50,026,829	—	50,026,829
Singapore	—	53,671,197	—	53,671,197
South Africa	6,231,852	3,569,001	—	9,800,853
United Kingdom	35,318,535	34,612,972	—	69,931,507
United States	184,938,946	—	—	184,938,946

Money Market Fund	319,790,878	—	—	319,790,878

Total	$2,725,053,141	$771,420,521	$—	$3,496,473,662

During the period January 1, 2012 through September 30, 2012, transfers of securities from Level 2 to Level 1 were $123,899,381. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

OIL SERVICES ETF

SCHEDULE OF INVESTMENTS
September 30, 2012 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 100.0%
Bermuda: 1.7%
1,308,529	Nabors Industries Ltd. (USD) *	$18,358,662

Luxembourg: 4.1%
1,091,944	Tenaris S.A. (ADR) †	44,518,557

Netherlands: 2.4%
220,383	Core Laboratories N.V. (USD)	26,772,127

Norway: 4.5%
1,267,337	Seadrill Ltd. (USD)	49,704,957

Switzerland: 13.1%
1,186,212	Noble Corp. (USD)	42,442,665
1,238,641	Transocean, Inc. (USD)	55,602,595
3,567,133	Weatherford International Ltd. (USD) *	45,231,246

		143,276,506

United Kingdom: 3.0%
605,224	ENSCO Plc CL A (USD)	33,021,021

United States: 71.2%
1,398,875	Baker Hughes, Inc.	63,271,116
881,865	Cameron International Corp. *	49,446,171
94,173	CARBO Ceramics, Inc. †	5,925,365
329,738	Diamond Offshore Drilling, Inc. †	21,700,058
355,327	Dresser-Rand Group, Inc. *	19,582,071
1,047,422	FMC Technologies, Inc. *	48,495,639
2,952,528	Halliburton Co.	99,470,668
486,298	Helmerich & Payne, Inc.	23,152,648
1,107,344	McDermott International, Inc. *	13,531,744
1,357,063	National Oilwell Varco, Inc.	108,714,317
506,697	Oceaneering International, Inc.	27,995,009
257,072	Oil States International, Inc. *	20,426,941
705,466	Patterson-UTI Energy, Inc. †	11,174,581
583,219	Rowan Companies Plc *	19,695,306
3,079,266	Schlumberger Ltd.	222,723,310
737,945	Superior Energy Services, Inc. *	15,142,631
233,975	Tidewater, Inc.	11,354,807

		781,802,382

Total Common Stocks (Cost: $1,112,223,744)		1,097,454,212

MONEY MARKET FUND: 0.0% (Cost: $233,014)
233,014	Dreyfus Government Cash Management Fund	233,014

Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $1,112,456,758)		1,097,687,226

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 3.9% (Cost: $42,557,144)
42,557,144	Bank of New York Overnight Government Fund	42,557,144

Total Investments: 103.9% (Cost: $1,155,013,902)		1,140,244,370
Liabilities in excess of other assets: (3.9)%		(42,761,862)

NET ASSETS: 100.0%		$1,097,482,508

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $41,644,109.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Engineering / R&D Services	1.2%	$13,531,744
Oil - Field Services	48.0	526,958,413
Oil & Gas Drilling	25.1	274,852,493
Oil Field Machine & Equipment	20.6	226,238,198
Steel Pipe & Tube	4.1	44,518,557
Transport - Marine	1.0	11,354,807
Money Market Fund	0.0	233,014

	100.0%	$1,097,687,226

The summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$1,097,454,212	$—	$—	$1,097,454,212
Money Market Funds	42,790,158	—	—	42,790,158

Total	$1,140,244,370	$—	$—	$1,140,244,370

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

RARE EARTH / STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS
September 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 97.6%
Australia: 19.4%
4,876,878	Alkane Resources Ltd. * † #	$4,814,474
6,091,246	Galaxy Resources Ltd. * † #	3,738,394
1,303,094	Iluka Resources Ltd. #	13,353,520
12,141,300	Lynas Corp. Ltd. * † #	9,844,981

		31,751,369

Canada: 8.2%
1,039,062	5N Plus, Inc. *	2,249,303
1,759,793	Avalon Rare Metals, Inc. * †	3,451,802
7,297,243	Great Western Minerals Group Ltd. *	2,781,103
951,831	Quest Rare Minerals Ltd. *	1,354,300
737,733	Rare Element Resources Ltd. (USD) * †	3,629,646

		13,466,154

Chile: 4.7%
459,723	Molibdenos y Metales S.A.	7,654,138

China / Hong Kong: 15.5%

16,491,000	China Molybdenum Co. Ltd. (Class H) * † #	7,062,932
18,938,000	China Rare Earth Holdings Ltd. #	4,180,341
24,808,000	Hunan Non-Ferrous Metal Corp. Ltd. * † #	7,008,359
120,020,000	North Mining Shares Co. Ltd. * #	7,178,630

		25,430,262

France: 5.1%
71,592	Eramet S.A. † #	8,395,103

Ireland: 7.9%
20,350,423	Kenmare Resources Plc (GBP) * #	12,942,968

Japan: 7.0%
319,000	OSAKA Titanium Technologies Co. † #	6,639,724
529,500	Toho Titanium Co. Ltd. † #	4,870,772

		11,510,496

Mexico: 0.8%
1,192,623	Cia Minera Autlan S.A.B de C.V.	1,340,365

South Africa: 5.5%
222,941	Assore Ltd. †	8,908,291

United States: 23.5%
1,178,199	General Moly, Inc. * †	3,734,891
819,198	Molycorp, Inc. * †	9,420,777
316,770	RTI International Metals, Inc. *	7,583,474
2,175,092	Thompson Creek Metals Co. Inc. (CAD) * †	6,189,601
899,161	Titanium Metals Corp. †	11,536,236

		38,464,979

Total Common Stocks (Cost: $255,694,331)		159,864,125

PREFERRED STOCK: 2.5%
Brazil: 2.5% (Cost: $5,344,076)
770,750	Cia de Ferro Ligas da Bahia	4,026,986

Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $261,038,407)		163,891,111

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 24.9% (Cost: $40,786,934)
40,786,934	Bank of New York Overnight Government Fund	40,786,934

Total Investments: 125.0% (Cost: $301,825,341)		204,678,045
Liabilities in excess of other assets: (25.0)%		(40,873,346)

NET ASSETS: 100.0%		$163,804,699

CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $38,463,603.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $90,030,198 which represents 55.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Diversified Minerals	29.9%	$48,997,493
Metal - Diversified	23.2	38,028,767
Metal - Iron	3.3	5,367,351
Metal Processors & Fabricator	4.6	7,583,474
Mining	5.1	8,395,103
Non - Ferrous Metals	33.9	55,518,923

	100.0%	$163,891,111

The summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Australia	$—	$31,751,369	$—	$31,751,369
Canada	13,466,154	—	—	13,466,154
Chile	7,654,138	—	—	7,654,138
China / Hong Kong	—	25,430,262	—	25,430,262
France	—	8,395,103	—	8,395,103
Ireland	—	12,942,968	—	12,942,968
Japan	—	11,510,496	—	11,510,496
Mexico	1,340,365	—	—	1,340,365
South Africa	8,908,291	—	—	8,908,291
United States	38,464,979	—	—	38,464,979
Preferred Stock
Brazil	4,026,986	—	—	4,026,986
Money Market Fund	40,786,934	—	—	40,786,934

Total	$114,647,847	$90,030,198	$—	$204,678,045

See Notes to Schedules of Investments

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
September 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.5%
Australia: 4.2%
72,188	Alumina Ltd. #	$63,013
93,574	BHP Billiton Ltd. #	3,205,328
49,609	Fortescue Metals Group Ltd. † #	178,297
31,491	GrainCorp. Ltd. #	293,634
12,202	Iluka Resources Ltd. #	125,041
26,947	Newcrest Mining Ltd. #	812,087
22,208	Oil Search Ltd. #	170,542
22,057	Origin Energy Ltd. #	259,091
9,174	OZ Minerals Ltd. #	63,848
13,697	PanAust Ltd. #	43,225
19,369	Santos Ltd. #	227,815
12,684	Woodside Petroleum Ltd. #	434,989
4,194	WorleyParsons Ltd. #	122,680

		5,999,590

Austria: 0.3%
475	Mayr-Melnhof Karton A.G.	44,518
2,927	OMV A.G. #	102,649
7,259	Verbund - Oesterreichische Elektrizis A.G. #	150,541
3,155	Voestalpine A.G. † #	94,683

		392,391

Bermuda: 0.1%
5,903	Nabors Industries Ltd. (USD) *	82,819

Brazil: 1.9%
6,264	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	508,699
6,450	Cia de Saneamento de Minas Gerais-COPA S.A.	146,562
22,106	Cia Siderurgica Nacional S.A. (ADR) †	124,457
12,900	Fibria Celulose S.A. *	117,186
26,065	Gerdau S.A. (ADR)	247,878
33,512	Petroleo Brasileiro S.A. (ADR)	768,765
7,000	SLC Agricola S.A.	75,044
38,934	Vale S.A. (ADR)	696,919

		2,685,510

Canada: 14.5%
6,052	Agnico-Eagle Mines Ltd. (USD)	313,978
23,001	Agrium, Inc. (USD) *	2,379,683
4,231	Alamos Gold, Inc.	82,173
6,232	ARC Resources Ltd. †	151,374
9,949	AuRico Gold, Inc. (USD) *	69,444
35,322	Barrick Gold Corp. (USD)	1,475,047
11,528	Cameco Corp. (USD)	224,220
22,261	Canadian Natural Resources Ltd. (USD)	685,416
4,963	Canfor Corp. *	65,723
5,591	Centerra Gold, Inc.	69,948
3,977	Detour Gold Corp. *	110,869
2,081	Domtar Corp. (USD)	162,922
25,170	Eldorado Gold Corp. (USD)	383,591
16,205	Enbridge, Inc. (USD)	632,481
14,969	EnCana Corp. (USD)	328,121
4,071	First Majestic Silver Corp. *	94,416
13,888	First Quantum Minerals Ltd.	295,700
28,629	Goldcorp, Inc. (USD) †	1,312,640
5,989	Husky Energy, Inc.	160,810
13,275	IAMGOLD Corp.	210,333
5,169	Imperial Oil Ltd. (USD)	237,929
1,812	Inmet Mining Corp.	86,056
40,218	Kinross Gold Corp. (USD)	410,626
14,787	Lundin Mining Corp. *	75,442
13,472	New Gold, Inc. *	164,986
10,761	Nexen, Inc. (USD)	272,684
13,673	Osisko Mining Corp. *	135,347
5,371	Pan American Silver Corp. (USD)	115,208
125,054	Potash Corp. of Saskatchewan, Inc. (USD)	5,429,845
5,754	Resolute Forest Products (USD) * †	74,802
12,492	Silver Wheaton Corp. (USD)	496,057
31,272	Suncor Energy, Inc. (USD)	1,027,285
20,977	Talisman Energy, Inc. (USD)	279,414
14,011	Teck Cominco Ltd. (USD)	412,624
5,124	TransAlta Corp.	78,374
14,319	TransCanada Corp. (USD) †	651,515
12,371	Turquoise Hill Resources Ltd. *	105,234
13,118	Uranium One, Inc. *	31,330
53,229	Viterra, Inc.	871,507
1,838	West Fraser Timber Co. Ltd.	104,495
26,521	Yamana Gold, Inc. (USD) †	506,816

		20,776,465

Chile: 0.5%
319,106	Aguas Andinas S.A.	213,963
2,153	Cap S.A.	74,995
70,186	Empresas CMPC S.A.	276,248
47,729	Inversiones Aguas Metropolitanas S.A.	86,370

		651,576

China / Hong Kong: 2.0%
4,600	Aluminum Corp of China Ltd. (ADR) * †	46,598
30,800	Angang New Steel Co. Ltd. * #	15,764
510,868	Chaoda Modern Agriculture Holdings Ltd. * † #	20,437
247,642	China Agri-Industries Holdings Ltd. † #	139,232
83,652	China Coal Energy Co. Ltd. † #	75,883
38,700	China Molybdenum Co. Ltd. (Class H) * #	16,575
30,400	China Oilfield Services Ltd. (Class H) #	55,059
341,983	China Petroleum & Chemical Corp. #	317,251
69,291	China Shenhua Energy Co. Ltd. #	267,775
327,179	CNOOC Ltd. #	664,353
37,400	Dongfang Electric Corp. Machinery Co. Ltd. #	50,722
39,100	Fosun International Ltd. #	18,684
64,700	Huaneng Power International, Inc. #	49,058
11,900	Inner Mongolia Yitai Coal Co. (USD) #	64,137
40,400	Jiangxi Copper Co. Ltd. (Class H) #	101,428
67,100	Kunlun Energy Co. Ltd. #	117,013
92,200	Lee & Man Paper Manufacturing Ltd. #	40,211
51,000	Maanshan Iron and Steel Co. Ltd. (Class H) * #	11,883
97,057	Nine Dragons Paper Holdings Ltd. † #	48,465
428,740	PetroChina Co. Ltd. (Class H) #	554,343
22,444	Sino-Forest Corp. (CAD) * #	—
40,500	Yanzhou Coal Mining Co. Ltd. † #	61,001
31,000	Zhaojin Mining Industry Co. Ltd. † #	56,154
212,661	Zijin Mining Group Ltd. † #	85,220

		2,877,246

Colombia: 0.1%
5,994	Pacific Rubiales Energy Corp. (CAD)	143,096

Denmark: 0.1%
22,402	Vestas Wind Systems A/S * † #	159,111

Finland: 0.1%
32,998	Stora Enso Oyj (R Shares) #	205,819

France: 2.5%
284	Eramet S.A. #	33,303
31,889	Suez Environnement Co. #	361,121
2,181	Technip S.A. #	242,608
47,740	Total S.A. #	2,377,741
48,571	Veolia Environnement S.A. #	523,167

		3,537,940

Germany: 0.3%
983	Aurubis A.G. #	57,447
1,872	BayWa A.G. #	73,955
307	KWS Saat A.G. #	82,001
1,121	Salzgitter A.G. #	43,434
11,251	ThyssenKrupp A.G. #	239,948

		496,785

Hungary: 0.0%
935	MOL Hungarian Oil & Gas NyRt #	77,785

India: 0.4%
16,289	Reliance Industries Ltd. (GDR) * # Reg S 144A	514,223
5,881	Sterlite Industries India Ltd. (ADR)	44,637

		558,860

Indonesia: 0.2%
325,000	Adaro Energy Tbk PT #	50,706
45,744	Astra Agro Lestari Tbk PT #	104,568
60,954	International Nickel Indonesia Tbk PT #	18,677
407,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	103,625
506,500	Salim Ivomas Pratama Tbk PT * #	68,012

		345,588

Ireland: 0.1%
9,821	Smurfit Kappa Group Plc #	99,556

Italy: 1.0%
54,670	ENI S.p.A. † #	1,199,908
5,113	Saipem S.p.A. #	246,675

		1,446,583

Japan: 2.4%
2,800	Calbee, Inc. #	246,258
11,500	Daido Steel Co. † #	53,572
4,717	Hitachi Metals Ltd. † #	42,154
9,000	Hokuetsu Kishu Paper Co. Ltd. † #	44,631
55	Inpex Holdings, Inc. #	327,970
15,764	JFE Holdings, Inc. † #	208,310
50,700	JX Holdings, Inc. #	277,807
90,535	Kobe Steel Ltd. * † #	71,950
12,365	Kurita Water Industries Ltd. #	274,222
38,629	Mitsubishi Materials Corp. #	121,908
6,700	Nippon Paper Group, Inc. † #	79,056
265,303	Nippon Steel Corp. #	544,947
40,314	Nippon Suisan Kaisha Ltd. † #	86,871
32,400	Nisshin Seifun Group, Inc. † #	399,555
58,176	OJI Paper Co. Ltd. † #	177,595
14,570	Rengo Co. Ltd. #	67,160
9,683	Sumitomo Forestry Co. Ltd. #	86,244
17,123	Sumitomo Metal Mining Ltd. #	216,096
6,000	TonenGeneral Sekiyu K.K. #	52,203

		3,378,509

Luxembourg: 0.5%
8,948	Adecoagro S.A. (USD) *	90,017
26,398	ArcelorMittal #	380,414
4,800	Tenaris S.A. (ADR)	195,696
1,578	Ternium S.A. (ADR)	30,960

		697,087

Malaysia: 1.0%
34,251	Genting Plantation Bhd #	103,068
420,694	IOI Corp. Bhd #	683,984
63,678	Kuala Lumpur Kepong Bhd #	459,045
69,800	Kulim Malaysia Bhd #	112,296
38,400	Kulim Malaysia Bhd Warrants (MYR 3.85, expiring 02/27/16) *	13,568
4,800	Petronas Dagangan Bhd #	35,318

		1,407,279

Mexico: 0.4%
21,900	Gruma, S.A. de C.V. (Class B) *	62,001
73,064	Grupo Mexico, S.A.B. de C.V.	241,742
4,377	Industrias Penoles, S.A. de C.V.	216,173

		519,916

Netherlands: 1.8%
3,801	CNH Global N.V. (USD) *	147,365
962	Core Laboratories N.V. (USD)	116,864
5,112	Nutreco Holding N.V. #	379,155
53,493	Royal Dutch Shell Plc #	1,903,591

		2,546,975

Norway: 1.9%
7,540	Cermaq ASA #	98,717
400,673	Marine Harvest ASA * #	323,619
26,545	Norsk Hydro ASA #	124,835
7,345	SeaDrill Ltd. #	288,752
21,391	Statoil ASA #	552,424
26,797	Yara International ASA #	1,346,539

		2,734,886

Peru: 0.2%
6,513	Cia de Minas Buenaventura S.A. (ADR)	253,746
82,056	Volcan Cia Minera S.A.A.	92,279

		346,025

Philippines: 0.0%
88,200	Manila Water Co. Inc. #	57,145

Poland: 0.2%
1,096	Jastrzebska Spolka Weglowa S.A. #	31,302
3,966	KGHM Polska Miedz S.A. #	189,216
6,260	Polski Koncern Naftowy Orlen S.A. * #	88,942
33,583	Polskie Gornictwo Naftowe I Gazownictwo S.A. * #	42,689

		352,149

Portugal: 0.1%
4,383	Galp Energia, SGPS, S.A. #	71,088
11,117	Portucel-Empresa Productora de Pasta e Papel S.A. #	29,760

		100,848

Russia: 2.3%
20,566	JSC MMC Norilsk Nickel (ADR) #	329,101
10,547	Lukoil (ADR) #	651,902
1,754	Magnitogorsk Iron & Steel Works (GDR) * # Reg S	8,119
4,005	Mechel OAO (ADR)	28,195
2,716	Novatek OAO (GDR) # Reg S	322,439
1,922	Novolipetsk Steel (GDR) # Reg S	38,236
120,313	OAO Gazprom (ADR) #	1,212,500
4,892	PhosAgro OAO (GDR) # Reg S	65,665
4,905	Polymetal International #	86,086
21,545	Rosneft Oil Co. (GDR) * #	145,290
5,130	Severstal OAO (GDR) # Reg S	64,358
19,609	Surgutneftegas OJSC (ADR) #	177,712
4,577	Tatneft (ADR) † #	190,387

		3,319,990

Singapore: 1.3%
990,519	Golden Agri-Resources Ltd. #	529,729
61,250	Hyflux Ltd. † #	69,925
222,681	Olam International Ltd. † #	369,546
363,364	Wilmar International Ltd. #	959,818

		1,929,018

South Africa: 1.6%
2,819	African Rainbow Minerals Ltd. #	55,818
1,904	Anglo Platinum Ltd. † #	98,645
13,480	AngloGold Ashanti Ltd. (ADR)	472,474
5,199	ArcelorMittal South Africa Ltd. * #	25,939
855	Assore Ltd.	34,164
4,479	Astral Foods Ltd.	56,455
2,763	Exxaro Resources Ltd. #	53,920
25,752	Gold Fields Ltd. (ADR)	330,913
12,943	Harmony Gold Mining Co. Ltd. (ADR)	108,851
19,178	Impala Platinum Holdings Ltd. #	323,126
2,066	Kumba Iron Ore Ltd. † #	125,621
8,642	Northern Platinum Ltd. #	31,338
27,607	Sappi Ltd. * #	79,657
10,357	Sasol Ltd. #	465,837

		2,262,758

South Korea: 1.1%
870	Hyundai Hysco #	36,731
1,647	Hyundai Steel Co. #	129,802
402	Korea Zinc Co. Ltd. #	174,959
2,415	POSCO #	790,326
1,109	SK Energy Co. Ltd. #	166,634
651	SK Holdings Co. Ltd. #	90,230
837	S-Oil Corp. #	79,036
6,072	Woongjin Coway Co. Ltd. #	167,648

		1,635,366

Spain: 0.3%
3,199	Acerinox S.A. #	35,976
1,757	Pescanova S.A. #	29,191
17,365	Repsol YPF S.A. #	337,854

		403,021

Sweden: 0.7%
7,975	Boliden AB #	133,620
3,024	Holmen AB (B Shares) #	82,838
4,912	Lundin Petroleum AB * #	120,182
2,425	SSAB AB (B Shares) #	14,989
35,289	Svenska Cellulosa AB (B Shares) #	657,309

		1,008,938

Switzerland: 4.9%
5,664	Ferrexpo Plc #	17,789
87,253	Glencore International Plc † #	484,648
5,135	Noble Corp. (USD)	183,730
13,555	Syngenta A.G. #	5,074,464
7,306	Transocean, Inc. (USD)	327,966
15,441	Weatherford International Ltd. (USD) *	195,792
49,030	Xstrata Plc #	760,601

		7,044,990

Taiwan: 0.3%
347,735	China Steel Corp. #	316,785
32,420	Formosa Petrochemical Corp. #	97,262

		414,047

Turkey: 0.1%
45,952	Eregli Demir ve Celik Fabrikalari T.A.S. #	56,623
2,494	Tupras-Turkiye Petrol Rafinerileri A.S. #	56,999

		113,622

United Kingdom: 8.2%
5,721	Acergy S.A. (NOK) #	132,246
8,769	African Minerals Ltd. * #	42,204
40,535	Anglo American Plc #	1,193,279
11,211	Antofagasta Plc #	229,287
69,058	BG Group Plc #	1,397,369
386,979	BP Plc #	2,728,153
105,621	Centrica Plc #	558,905
53,708	DS Smith Plc #	161,693
4,717	ENSCO Plc CL A (USD)	257,360
9,768	Evraz Plc #	39,004
5,490	Hochschild Mining Plc #	43,166
5,956	Kazakhmys Plc #	66,824
5,365	Lonmin Plc † #	48,441
21,278	Mondi Plc #	217,072
39,903	Pennon Group Plc #	466,029
5,133	Petrofac Ltd. #	132,621
3,244	Randgold Resources Ltd. (ADR)	399,012
35,795	Rio Tinto Plc #	1,673,746
26,208	Severn Trent Plc #	710,678
18,438	Tullow Oil Plc #	409,031
74,991	United Utilities Group Plc #	866,979
3,290	Vedanta Resources Plc #	54,886

		11,827,985

United States: 42.9%
14,151	AGCO Corp. *	671,890
8,010	Alacer Gold Corp. (CAD) *	59,101
31,109	Alcoa, Inc.	275,315
3,125	Allegheny Technologies, Inc.	99,688
2,888	Allied Nevada Gold Corp. *	112,805
10,158	Anadarko Petroleum Corp.	710,247
2,518	Andersons, Inc.	94,828
7,953	Apache Corp.	687,696
15,367	Aqua America, Inc.	380,487
95,866	Archer-Daniels-Midland Co.	2,605,638
8,936	Baker Hughes, Inc.	404,175
2,315	Buckeye Technologies, Inc.	74,219
21,260	Bunge Ltd.	1,425,483
4,269	Cabot Oil & Gas Corp.	191,678
4,610	California Water Service Group	85,977
5,007	Cameron International Corp. *	280,743
1,288	Carpenter Technology Corp.	67,388
9,126	CF Industries Holdings, Inc.	2,028,162
10,551	Chesapeake Energy Corp. †	199,097
39,888	Chevron Corp.	4,649,345
1,748	Cimarex Energy Co.	102,345
4,155	Cliffs Natural Resources, Inc. †	162,585
3,174	Coeur d’Alene Mines Corp. *	91,506
2,120	Concho Resources, Inc. *	200,870
24,690	ConocoPhillips	1,411,774
4,627	Consol Energy, Inc.	139,041
1,141	Continental Resources, Inc. *	87,743
17,120	Darling International, Inc. *	313,125
57,010	Deere & Co.	4,702,755
7,953	Denbury Resources, Inc. *	128,520
7,647	Devon Energy Corp.	462,644
1,413	Diamond Offshore Drilling, Inc. †	92,990
5,489	EOG Resources, Inc.	615,042
3,041	EQT Corp.	179,419
93,836	Exxon Mobil Corp.	8,581,302
6,600	First , Inc. * †	146,157
4,846	FMC Technologies, Inc. *	224,370
27,679	Freeport-McMoRan Copper & Gold, Inc.	1,095,535
7,527	Graphic Packaging Holding Co. *	43,732
18,860	Halliburton Co.	635,393
10,078	Hecla Mining Co.	66,011
2,149	Helmerich & Payne, Inc.	102,314
6,040	Hess Corp.	324,469
4,138	HollyFrontier Corp.	170,775
11,089	Ingredion, Inc.	611,669
25,339	International Paper Co.	920,313
4,346	Itron, Inc. *	187,530
2,152	Joy Global, Inc.	120,641
1,907	Kinder Morgan Management LLC *	145,695
11,597	Kinder Morgan, Inc.	411,925
1,851	Lindsay Corp.	133,216
7,977	Louisiana-Pacific Corp. *	99,713
14,332	Marathon Oil Corp.	423,797
10,059	MeadWestvaco Corp.	307,805
2,247	Molycorp, Inc. * †	25,841
77,575	Monsanto Co.	7,060,877
40,255	Mosaic Co.	2,319,091
3,752	Murphy Oil Corp.	201,445
8,669	National Oilwell Varco, Inc.	694,474
2,744	Newfield Exploration Co. *	85,942
17,515	Newmont Mining Corp.	981,015
3,615	Noble Energy, Inc.	335,147
9,257	Nucor Corp.	354,173
16,465	Occidental Petroleum Corp.	1,416,978
4,169	ONEOK, Inc.	201,404
1,949	Ormat Technologies, Inc.	36,544
5,686	Packaging Corp. of America	206,402
5,455	Peabody Energy Corp.	121,592
12,745	Phillips 66	590,986
8,668	Pilgrim’s Pride Corp. *	44,293
2,501	Pioneer Natural Resources Co.	261,104
2,622	Plains Exploration & Production Co. *	98,246
3,614	QEP Resources, Inc.	114,419
3,303	Range Resources Corp.	230,781
2,195	Reliance Steel & Aluminum Co.	114,908
2,467	Robbins & Myers, Inc.	147,033
4,100	Rock-Tenn Co. (Class A)	295,938
1,717	Royal Gold, Inc.	171,460
26,977	Schlumberger Ltd.	1,951,246
46	Seaboard Corp. *	103,966
19,582	Smithfield Foods, Inc. *	384,786
5,675	Southern Copper Corp.	194,993
7,078	Southwestern Energy Co. *	246,173
13,272	Spectra Energy Corp.	389,666
6,391	Steel Dynamics, Inc.	71,771
10,319	Tractor Supply Co.	1,020,446
42,147	Tyson Foods, Inc.	675,195
4,207	United States Steel Corp. †	80,228
11,213	Valero Energy Corp.	355,228
31,158	Weyerhaeuser Co.	814,470
2,391	Whiting Petroleum Corp. *	113,286
12,735	Williams Companies, Inc.	445,343

		61,503,573

Total Common Stocks (Cost: $147,002,715)		144,140,847

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 5.0% (Cost: $7,141,093)
7,141,093	Bank of New York Overnight Government Fund	7,141,093

Total Investments: 105.5% (Cost: $154,143,808)		151,281,940
Liabilities in excess of other assets: (5.5)%		(7,904,861)

NET ASSETS: 100.0%		$143,377,079

ADR	American Depositary Receipt
CAD	Canadian Dollar
GDR	Global Depositary Receipt
MYR	Malaysian Ringgit
NOK	Norwegian Krone
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $6,837,658.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $54,306,732 which represents 37.9% of net assets.

Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $514,223, or 0.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Agriculture	27.8%	$40,027,951
Alternative Energy Sources	0.8	1,085,560
Base/Industrial Metals	12.0	17,348,015
Basic Materials	4.0	5,830,332
Consumer, Non-cyclical	1.2	1,727,611
Energy	40.0	57,663,940
Forest Products	4.2	6,024,299
Industrial	0.3	384,656
Precious Metals	6.5	9,403,733
Utilities	0.6	864,768
Water	2.6	3,779,982

	100.0%	$144,140,847

The summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Australia	$—	$5,999,590	$—	$5,999,590
Austria	44,518	347,873	—	392,391
Bermuda	82,819	—	—	82,819
Brazil	2,685,510	—	—	2,685,510
Canada	20,776,465	—	—	20,776,465
Chile	651,576	—	—	651,576
China / Hong Kong (a)	46,598	2,830,648	—	2,877,246
Colombia	143,096	—	—	143,096
Denmark	—	159,111	—	159,111
Finland	—	205,819	—	205,819
France	—	3,537,940	—	3,537,940
Germany	—	496,785	—	496,785
Hungary	—	77,785	—	77,785
India	44,637	514,223	—	558,860
Indonesia	—	345,588	—	345,588
Ireland	—	99,556	—	99,556
Italy	—	1,446,583	—	1,446,583
Japan	—	3,378,509	—	3,378,509
Luxembourg	316,673	380,414	—	697,087
Malaysia	13,568	1,393,711	—	1,407,279
Mexico	519,916	—	—	519,916
Netherlands	264,229	2,282,746	—	2,546,975
Norway	—	2,734,886	—	2,734,886
Peru	346,025	—	—	346,025
Philippines	—	57,145	—	57,145
Poland	—	352,149	—	352,149
Portugal	—	100,848	—	100,848
Russia	28,195	3,291,795	—	3,319,990
Singapore	—	1,929,018	—	1,929,018
South Africa	1,002,857	1,259,901	—	2,262,758
South Korea	—	1,635,366	—	1,635,366
Spain	—	403,021	—	403,021
Sweden	—	1,008,938	—	1,008,938
Switzerland	707,488	6,337,502	—	7,044,990
Taiwan	—	414,047	—	414,047
Turkey	—	113,622	—	113,622
United Kingdom	656,372	11,171,613	—	11,827,985
United States	61,503,573	—	—	61,503,573
Money Market Fund	7,141,093	—	—	7,141,093

Total	$96,975,208	$54,306,732	$—	$151,281,940

During the period January 1, 2012 through September 30, 2012, transfers of securities from Level 1 to Level 2 were $915,416 and transfers from Level 2 to Level 1 were $100,972. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

(a)	Includes a Level 3 security that is valued at zero throughout the period ended September 30, 2012.

See Notes to Schedules of Investments

SOLAR ENERGY ETF

SCHEDULE OF INVESTMENTS
September 30, 2012 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 100.1%
Canada: 1.9%
76,620	Canadian Solar, Inc. (USD) * †	$213,770

China / Hong Kong: 26.0%
213,265	Hanwha SolarOne Co. Ltd. (ADR) *	234,592
430,885	JA Solar Holdings Co. Ltd. (ADR) *	366,252
56,679	JinkoSolar Holding Co. Ltd. (ADR) * †	214,813
367,476	LDK Solar Co. Ltd. (ADR) * †	400,549
166,273	Renesola Ltd. (ADR) * †	237,770
456,710	Suntech Power Holdings Co. Ltd. (ADR) * †	392,771
128,639	Trina Solar Ltd. (ADR) * †	589,167
266,593	Yingli Green Energy Holding Co. Ltd. (ADR) * †	453,208

		2,889,122

Germany: 8.9%
16,799	SMA Solar Technology A.G. #	589,034
202,125	Solarworld A.G. † #	397,859

		986,893

Norway: 5.2%
1,899,985	Renewable Energy Corp. A.S. * † #	584,955

Taiwan: 12.4%
472,688	Gintech Energy Corp. * #	482,928
579,322	Green Energy Technology, Inc. * #	412,001
672,646	Solartech Energy Corp. * #	480,716

		1,375,645

United States: 45.7%
22,348	Amtech Systems, Inc. * †	73,301
19,696	Enphase Energy, Inc. *	81,541
51,495	First Solar, Inc. * †	1,140,357
183,933	GT Advanced Technologies, Inc. * †	1,002,435
378,017	MEMC Electronic Materials, Inc. *	1,039,547
190,868	Power-One, Inc. * †	1,068,861
72,309	STR Holdings, Inc. * †	224,158
99,530	Sunpower Corp. * †	448,880

		5,079,080

Total Common Stocks (Cost: $21,086,155)		11,129,465

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 31.4% (Cost: $3,489,424)
3,489,424	Bank of New York Overnight Government Fund	3,489,424

Total Investments: 131.5% (Cost: $24,575,579)		14,618,889
Liabilities in excess of other assets: (31.5)%		(3,503,458)

NET ASSETS: 100.0%		$11,115,431

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,289,461.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,947,493 which represents 26.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Advanced Materials / Products	2.0%	$224,158
Electronic Component - Semiconductors	39.7	4,413,887
Energy - Alternate Sources	25.6	2,853,736
Power Conversion / Supply Equipment	32.0	3,564,383
Semiconductor Equipment	0.7	73,301

	100.0%	$11,129,465

The summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Canada	$213,770	$—	$—	$213,770
China / Hong Kong	2,889,122	—	—	2,889,122
Germany	—	986,893	—	986,893
Norway	—	584,955	—	584,955
Taiwan	—	1,375,645	—	1,375,645
United States	5,079,080	—	—	5,079,080
Money Market Fund	3,489,424	—	—	3,489,424

Total	$11,671,396	$2,947,493	$—	$14,618,889

See Notes to Schedules of Investments

STEEL ETF

SCHEDULE OF INVESTMENTS
September 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.1%
Brazil: 21.9%
1,055,228	Cia Siderurgica Nacional S.A. (ADR) †	$5,940,934
687,691	Gerdau S.A. (ADR)	6,539,941
911,699	Vale S.A. (ADR)	16,319,412

		28,800,287

Luxembourg: 11.1%
598,785	ArcelorMittal (USD) †	8,646,455
306,917	Ternium S.A. (ADR)	6,021,711

		14,668,166

Mexico: 2.5%
269,675	Grupo Simec, S.A.B. de C.V. (ADR) * †	3,265,764

Russia: 3.6%
676,716	Mechel OAO (ADR) †	4,764,081

South Korea: 8.3%
133,784	POSCO (ADR)	10,908,747

United Kingdom: 12.5%
350,728	Rio Tinto Plc (ADR) †	16,400,041

United States: 40.2%
37,540	A.M. Castle & Co. *	468,875
179,821	AK Steel Holding Corp. †	863,141
188,767	Allegheny Technologies, Inc.	6,021,667
85,497	Carpenter Technology Corp.	4,473,203
153,301	Cliffs Natural Resources, Inc. †	5,998,668
188,933	Commercial Metals Co.	2,493,916
50,247	Gibraltar Industries, Inc. *	644,167
16,488	LB Foster Co.	533,222
172,818	Nucor Corp.	6,612,017
17,748	Olympic Steel, Inc.	299,586
115,838	Reliance Steel & Aluminum Co.	6,064,119
44,578	Schnitzer Steel Industries, Inc.	1,254,871
356,292	Steel Dynamics, Inc.	4,001,159
159,866	Timken Co.	5,940,621
234,548	United States Steel Corp. †	4,472,830
11,178	Universal Stainless & Alloy, Inc. *	415,263
112,765	Worthington Industries, Inc.	2,442,490

		52,999,815

Total Common Stocks (Cost: $215,293,936)		131,806,901

MONEY MARKET FUND: 0.1% (Cost: $154,008)
154,008	Dreyfus Government Cash Management Fund	154,008

Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $215,447,944)		131,960,909

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 21.4% (Cost: $28,236,928)
28,236,928	Bank of New York Overnight Government Fund	28,236,928

Total Investments: 121.6% (Cost: $243,684,872)		160,197,837
Liabilities in excess of other assets: (21.6)%		(28,471,184)

NET ASSETS: 100.0%		$131,726,653

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $27,256,222.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Building & Construction	0.5%	$644,167
Metal - Diversified	12.4	16,400,041
Metal - Iron	16.9	22,318,080
Metal Processors & Fabricator	6.8	8,916,333
Metal Products - Distribution	0.6	768,461
Steel - Producers	57.8	76,322,889
Steel - Specialty	4.9	6,436,930
Money Market Fund	0.1	154,008

	100.0%	$131,960,909

The summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$131,806,901	$—	$—	$131,806,901
Money Market Funds	28,390,936	—	—	28,390,936

Total	$160,197,837	$—	$—	$160,197,837

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

UNCONVENTIONAL OIL & GAS ETF

SCHEDULE OF INVESTMENTS
September 30, 2012 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 99.9%
Australia: 0.4%
19,110	Aurora Oil & Gas Ltd. * #	$71,265

Canada: 24.6%
4,413	Birchcliff Energy Ltd. *	29,780
41,223	Canadian Natural Resources Ltd. (USD)	1,269,256
15,788	Crescent Point Energy Corp.	698,462
33,741	EnCana Corp. (USD)	739,603
24,316	Nexen, Inc.	615,345
22,182	Pengrowth Energy Corp. (USD)	149,507
20,786	Penn West Petroleum Ltd. (USD)	295,993
4,222	PetroBakken Energy Ltd.	59,858
47,343	Talisman Energy, Inc. (USD)	630,609
5,887	Tourmaline Oil Corp. *	183,619

		4,672,032

United States: 74.9%
21,283	Anadarko Petroleum Corp.	1,488,107
2,139	Berry Petroleum Co.	86,908
9,441	Cabot Oil & Gas Corp.	423,901
27,781	Chesapeake Energy Corp.	524,227
4,642	Concho Resources, Inc. *	439,830
10,443	Consol Energy, Inc.	313,812
1,745	Continental Resources, Inc. *	134,191
17,589	Denbury Resources, Inc. *	284,238
17,259	Devon Energy Corp.	1,044,169
11,086	EOG Resources, Inc.	1,242,186
6,795	EQT Corp.	400,905
5,268	EXCO Resources, Inc.	42,197
5,172	Forest Oil Corp. *	43,703
2,376	Gulfport Energy Corp. *	74,274
14,885	Hess Corp.	799,622
11,856	Kodiak Oil & Gas Corp. *	110,972
3,707	National Fuel Gas Co.	200,326
6,070	Newfield Exploration Co. *	190,112
7,995	Noble Energy, Inc.	741,216
2,685	Northern Oil and Gas, Inc. *	45,618
3,597	Oasis Petroleum, Inc. *	106,004
17,747	Occidental Petroleum Corp.	1,527,307
5,532	Pioneer Natural Resources Co.	577,541
5,622	Plains Exploration & Production Co. *	210,656
8,074	QEP Resources, Inc.	255,623
7,231	Range Resources Corp.	505,230
2,354	Rosetta Resources, Inc. *	112,757
2,959	SM Energy Co.	160,111
15,697	Southwestern Energy Co. *	545,942
6,736	Ultra Petroleum Corp. *	148,057
5,343	Whiting Petroleum Corp. *	253,151
28,742	Williams Companies, Inc.	1,005,108
9,132	WPX Energy, Inc. *	151,500

		14,189,501

Total Common Stocks (Cost: $19,863,211)		18,932,798

MONEY MARKET FUND: 0.2% (Cost: $36,239)
36,239	Dreyfus Government Cash Management Fund	36,239

Total Investments: 100.1% (Cost: $19,899,450)		18,969,037
Liabilities in excess of other assets: (0.1)%		(25,549)

NET ASSETS: 100.0%		$18,943,488

USD	United States Dollar

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $71,265 which represents 0.4% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value

Coal	1.6%	$313,812
Electric - Integrated	1.1	200,326
Oil Company - Exploration & Production	87.6	16,613,930
Oil Company - Integrated	4.2	799,622
Pipelines	5.3	1,005,108
Money Market Fund	0.2	36,239

	100.0%	$18,969,037

The summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Australia	$—	$71,265	$—	$71,265
Canada	4,672,032	—	—	4,672,032
United States	14,189,501	—	—	14,189,501
Money Market Fund	36,239	—	—	36,239

Total	$18,897,772	$71,265	$—	$18,969,037

See Notes to Schedules of Investments

URANIUM+NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS
September 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 95.4%
Australia: 8.9%
2,797,166	Energy Resources of Australia Ltd. * #	$3,829,388
2,766,208	Paladin Energy Ltd. * #	3,547,496

		7,376,884

Canada: 11.5%
300,139	Cameco Corp. (USD) †	5,837,703
1,521,356	Uranium One, Inc. * †	3,633,504

		9,471,207

France: 12.5%
229,694	Areva S.A. * † #	4,205,167
290,554	Electricite de France S.A. #	6,082,294

		10,287,461

Japan: 25.4%
1,065,114	IHI Corp. #	2,379,524
74,674	JGC Corp. #	2,494,633
894,705	Kajima Corp. #	2,448,233
1,558,006	Mitsubishi Heavy Industries Ltd. #	6,758,634
632,200	Taihei Dengyo Kaisha Ltd. #	4,298,727
189,800	Toshiba Plant Systems & Services Corp. #	2,531,089

		20,910,840

Poland: 7.9%
1,135,328	Polska Grupa Energetyczna S.A. #	6,556,393

United States: 29.2%
1,429,310	EnergySolutions, Inc. *	3,902,016
183,503	Exelon Corp.	6,529,037
1,424,111	Uranium Energy Corp. * †	3,716,930
195,425	US Ecology, Inc.	4,217,271
7,320,274	USEC, Inc. ‡ * †	5,709,814

		24,075,068

Total Common Stocks (Cost: $99,058,295)		78,677,853

CLOSED-END FUND: 4.6% (Cost: $4,694,289)
705,842	Uranium Participation Corp. *	3,751,769

MONEY MARKET FUND: 1.5% (Cost: $1,269,835)
1,269,835	Dreyfus Government Cash Management Fund	1,269,835

Total Investments Before Collateral for Securities Loaned: 101.5% (Cost: $105,022,419)		83,699,457

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 5.7% (Cost: $4,747,030)
4,747,030	Bank of New York Overnight Government Fund	4,747,030

Total Investments: 107.2% (Cost: $109,769,449)		88,446,487
Liabilities in excess of other assets: (7.2)%		(5,966,566)

NET ASSETS: 100.0%		$82,479,921

USD	United States Dollar

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $4,492,475.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $45,131,578 which represents 54.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Building & Construction	8.1%	$6,746,960
Electric - Integrated	22.9	19,167,724
Energy - Alternate Sources	5.0	4,205,167
Engineering / R&D Services	6.0	5,025,722
Hazardous Waste Disposal	9.7	8,119,287
Machinery - General Industry	10.9	9,138,158
Non - Ferrous Metals	31.4	26,274,835
Closed-End Fund	4.5	3,751,769
Money Market Fund	1.5	1,269,835

	100.0%	$83,699,457

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2012 is set forth below:

Affiliates	Value 12/31/11	Purchases	Sales Proceeds	Realized Loss	Dividend Income	Value 09/30/12

USEC, Inc.	$1,665,450	$5,560,396	$(140,383)	$(107,722)	$-	$5,709,814

The summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Australia	$—	$7,376,884	$—	$7,376,884
Canada	9,471,207	—	—	9,471,207
France	—	10,287,461	—	10,287,461
Japan	—	20,910,840	—	20,910,840
Poland	—	6,556,393	—	6,556,393
United States	24,075,068	—	—	24,075,068
Closed-End Fund	3,751,769	—	—	3,751,769
Money Market Funds	6,016,865	—	—	6,016,865

Total	$43,314,909	$45,131,578	$—	$88,446,487

During the period January 1, 2012 through September 30, 2012, transfers of securities from Level 1 to Level 2 were $4,205,167. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

MARKET VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2012 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Funds’ Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in the interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assumes the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Fund’s investments, and transfers between levels are located in the Schedules of Investments. Additionally, a table that reconciles the valuation of the Fund’s Level 3 investments that summarizes the valuation techniques and describes unobservable inputs into those Level 3 investments, if applicable, is located in the Schedules of Investments.

Income Taxes–As of September 30, 2012, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Agribusiness ETF	$6,345,707,372	$517,210,014	$(819,064,815)	$(301,854,801)
Coal ETF	327,033,558	169,817	(109,736,353)	(109,566,536)
Global Alternative Energy ETF	121,962,754	4,036,012	(68,128,110)	(64,092,098)
Gold Miners ETF	12,123,745,342	344,612,468	(1,578,047,442)	(1,233,434,974)
Junior Gold Miners ETF	3,999,750,301	243,305,560	(746,582,199)	(503,276,639)
Oil Services ETF	1,155,013,902	5,962,904	(20,732,436)	(14,769,532)
Rare Earth / Strategic Metals ETF	353,852,352	6,923,425	(156,097,732)	(149,174,307)
RVE Hard Assets Producers ETF	160,166,305	15,658,125	(24,542,490)	(8,884,365)
Solar Energy ETF	28,899,247	—	(14,280,358)	(14,280,358)
Steel ETF	262,232,547	1,012,176	(103,046,886)	(102,034,710)
Unconventional Oil & Gas ETF	19,899,450	571,834	(1,502,247)	(930,413)
Uranium+Nuclear Energy ETF	127,349,121	3,870,787	(42,773,421)	(38,902,634)

ITEM 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: November 26, 2012

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: November 26, 2012